Cover	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT FOUR (4)
Entity Registrant Name	Therapeutic Solutions International, Inc.
Entity Central Index Key	0001419051
Entity Primary SIC Number	2833
Entity Tax Identification Number	45-1226465
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	701 Wild Rose Lane
Entity Address, City or Town	Elk City
Entity Address, State or Province	ID
Entity Address, Postal Zip Code	83525
City Area Code	760
Local Phone Number	295-7208
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false